Leases - Additional Information (Details)	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Line Items]
Sub-lease term	3 years 6 months
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Disclosure Of Leases [Line Items]
Lease term	3 years
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Disclosure Of Leases [Line Items]
Lease term	5 years